Credit Risk - Disclosure of IFRS 9 Credit Quality (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 202,609	£ 199,408
Total exposures	£ 293,493	£ 283,860
Coverage Ratio	0.30%	0.30%
Balance sheet asset | Total Exposure, Excluding Related Parties | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	£ 254,672	£ 248,211
Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	236,200	230,200
Gross write-offs (6 months)	(248)	(230)
Accumulated impairment
Disclosure of credit risk exposure [line items]
Loans and advances to customers	(729)	(784)
Financial assets	(812)	(869)
Accumulated impairment | Loans to consumers
Disclosure of credit risk exposure [line items]
Financial assets	(812)	(869)
Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	(63)	(69)
Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	(323)	(342)
Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	0	0
–Stage 1
Disclosure of credit risk exposure [line items]
Total exposures	£ 272,629	£ 259,883
Coverage Ratio	0.10%	0.10%
–Stage 1 | Balance sheet asset | Total Exposure, Excluding Related Parties | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	£ 234,971	£ 225,566
–Stage 1 | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	215,400	206,300
–Stage 1 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	(157)	(153)
–Stage 2
Disclosure of credit risk exposure [line items]
Total exposures	£ 18,524	£ 21,218
Coverage Ratio	1.60%	1.70%
–Stage 2 | Balance sheet asset | Total Exposure, Excluding Related Parties | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	£ 17,438	£ 20,003
–Stage 2 | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	18,600	21,200
–Stage 2 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	(301)	(359)
–Stage 3
Disclosure of credit risk exposure [line items]
Total exposures	£ 2,340	£ 2,759
Coverage Ratio	15.10%	13.00%
–Stage 3 | Balance sheet asset | Total Exposure, Excluding Related Parties | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	£ 2,263	£ 2,642
–Stage 3 | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,200	2,700
–Stage 3 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	(354)	(357)
–Stage 3 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	649	716
Loans And Advances To Banks Category | Balance sheet asset | Financial assets at amortised cost | Exposures - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	1,000	1,000
Financial assets at FVOCI | Balance sheet asset | Exposures - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	5,200	9,000
Cash and balances at central banks | Balance sheet asset | Exposures - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	£ 29,400	£ 29,900
Balance sheet asset
Disclosure of credit risk exposure [line items]
Coverage Ratio	0.30%	0.30%
Balance sheet asset | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ (729)	£ (784)
Balance sheet asset | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 173,461	£ 171,724
Coverage Ratio	0.20%	0.20%
Balance sheet asset | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ (384)	£ (421)
Balance sheet asset | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 4,979	£ 4,759
Coverage Ratio	1.30%	1.40%
Balance sheet asset | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ (63)	£ (69)
Balance sheet asset | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 18,927	£ 18,029
Coverage Ratio	1.50%	1.60%
Balance sheet asset | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ (282)	£ (294)
Balance sheet asset | Corporate Centre
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 57,305	£ 53,699
Coverage Ratio	0.00%	0.00%
Balance sheet asset | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Balance sheet asset | –Stage 1
Disclosure of credit risk exposure [line items]
Coverage Ratio	0.10%	0.10%
Balance sheet asset | –Stage 1 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ (121)	£ (123)
Balance sheet asset | –Stage 1 | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 156,212	£ 152,198
Coverage Ratio	0.00%	0.00%
Balance sheet asset | –Stage 1 | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ (54)	£ (52)
Balance sheet asset | –Stage 1 | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 4,595	£ 4,389
Coverage Ratio	0.30%	0.40%
Balance sheet asset | –Stage 1 | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ (14)	£ (16)
Balance sheet asset | –Stage 1 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 16,859	£ 15,280
Coverage Ratio	0.30%	0.40%
Balance sheet asset | –Stage 1 | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ (53)	£ (55)
Balance sheet asset | –Stage 1 | Corporate Centre
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 57,305	£ 53,699
Coverage Ratio	0.00%	0.00%
Balance sheet asset | –Stage 1 | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Balance sheet asset | –Stage 2
Disclosure of credit risk exposure [line items]
Coverage Ratio	1.50%	1.60%
Balance sheet asset | –Stage 2 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ (263)	£ (321)
Balance sheet asset | –Stage 2 | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 15,657	£ 17,571
Coverage Ratio	1.30%	1.30%
Balance sheet asset | –Stage 2 | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ (207)	£ (223)
Balance sheet asset | –Stage 2 | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 336	£ 334
Coverage Ratio	6.20%	8.20%
Balance sheet asset | –Stage 2 | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ (21)	£ (27)
Balance sheet asset | –Stage 2 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 1,445	£ 2,098
Coverage Ratio	2.40%	3.40%
Balance sheet asset | –Stage 2 | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ (35)	£ (71)
Balance sheet asset | –Stage 2 | Corporate Centre
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Balance sheet asset | –Stage 2 | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Balance sheet asset | –Stage 3
Disclosure of credit risk exposure [line items]
Coverage Ratio	15.20%	12.90%
Balance sheet asset | –Stage 3 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ (345)	£ (340)
Balance sheet asset | –Stage 3 | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 1,592	£ 1,955
Coverage Ratio	7.70%	7.50%
Balance sheet asset | –Stage 3 | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ (123)	£ (146)
Balance sheet asset | –Stage 3 | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 48	£ 36
Coverage Ratio	58.40%	71.20%
Balance sheet asset | –Stage 3 | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ (28)	£ (26)
Balance sheet asset | –Stage 3 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 623	£ 651
Coverage Ratio	31.10%	25.90%
Balance sheet asset | –Stage 3 | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ (194)	£ (168)
Balance sheet asset | –Stage 3 | Corporate Centre
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Balance sheet asset | –Stage 3 | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Balance sheet asset | Sovereign assets measured at amortized cost
Disclosure of credit risk exposure [line items]
Other financial assets at amortised cost	21,700	13,700
Off-balance sheet
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 38,821	£ 35,649
Coverage Ratio	0.20%	0.20%
Retail mortgage offers in pipeline	£ 8,800	£ 6,100
Off-balance sheet | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	(83)	(85)
Off-balance sheet | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 27,829	£ 25,008
Coverage Ratio	0.10%	0.10%
Off-balance sheet | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ (42)	£ (37)
Off-balance sheet | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Off-balance sheet | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Off-balance sheet | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 8,434	£ 8,278
Coverage Ratio	0.50%	0.60%
Off-balance sheet | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ (41)	£ (48)
Off-balance sheet | Corporate Centre
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 2,558	£ 2,363
Coverage Ratio	0.00%	0.00%
Off-balance sheet | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Off-balance sheet | –Stage 1
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 37,658	£ 34,317
Coverage Ratio	0.10%	0.10%
Off-balance sheet | –Stage 1 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ (36)	£ (30)
Off-balance sheet | –Stage 1 | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 27,026	£ 24,211
Coverage Ratio	0.00%	0.00%
Off-balance sheet | –Stage 1 | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ (11)	£ (12)
Off-balance sheet | –Stage 1 | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Off-balance sheet | –Stage 1 | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Off-balance sheet | –Stage 1 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 8,074	£ 7,743
Coverage Ratio	0.30%	0.20%
Off-balance sheet | –Stage 1 | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ (25)	£ (18)
Off-balance sheet | –Stage 1 | Corporate Centre
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 2,558	£ 2,363
Coverage Ratio	0.00%	0.00%
Off-balance sheet | –Stage 1 | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Off-balance sheet | –Stage 2
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 1,086	£ 1,215
Coverage Ratio	3.50%	3.10%
Off-balance sheet | –Stage 2 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ (38)	£ (38)
Off-balance sheet | –Stage 2 | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 752	£ 745
Coverage Ratio	3.90%	3.20%
Off-balance sheet | –Stage 2 | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ (29)	£ (24)
Off-balance sheet | –Stage 2 | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Off-balance sheet | –Stage 2 | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Off-balance sheet | –Stage 2 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 334	£ 470
Coverage Ratio	2.70%	3.00%
Off-balance sheet | –Stage 2 | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ (9)	£ (14)
Off-balance sheet | –Stage 2 | Corporate Centre
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Off-balance sheet | –Stage 2 | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Off-balance sheet | –Stage 3
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 77	£ 117
Coverage Ratio	11.40%	14.60%
Off-balance sheet | –Stage 3 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ (9)	£ (17)
Off-balance sheet | –Stage 3 | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 51	£ 52
Coverage Ratio	2.70%	2.60%
Off-balance sheet | –Stage 3 | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ (2)	£ (1)
Off-balance sheet | –Stage 3 | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Off-balance sheet | –Stage 3 | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Off-balance sheet | –Stage 3 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 26	£ 65
Coverage Ratio	28.10%	24.20%
Off-balance sheet | –Stage 3 | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ (7)	£ (16)
Off-balance sheet | –Stage 3 | Corporate Centre
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Coverage Ratio	0.00%	0.00%
Off-balance sheet | –Stage 3 | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Total Drawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	197,400	194,500
Gross write-offs (6 months)	(248)	(230)
Total Drawn | Accumulated impairment | Loans to consumers
Disclosure of credit risk exposure [line items]
Financial assets	(729)	(784)
Total Drawn | Consumer Finance | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	5,000	4,800
Gross write-offs (6 months)	(27)	(25)
Total Drawn | Consumer Finance | Accumulated impairment | Loans to consumers
Disclosure of credit risk exposure [line items]
Financial assets	(63)	(69)
Total Drawn | Corporate & Commercial Banking | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	18,900	18,000
Gross write-offs (6 months)	(53)	(49)
Total Drawn | Corporate & Commercial Banking | Accumulated impairment | Loans to consumers
Disclosure of credit risk exposure [line items]
Financial assets	(282)	(294)
Total Drawn | Corporate Centre | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	0	0
Gross write-offs (6 months)	0	0
Total Drawn | Corporate Centre | Accumulated impairment | Loans to consumers
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Total Drawn | –Stage 1 | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	177,700	171,900
Total Drawn | –Stage 1 | Consumer Finance | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	4,600	4,500
Total Drawn | –Stage 1 | Corporate & Commercial Banking | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	16,900	15,200
Total Drawn | –Stage 1 | Corporate Centre | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	0	0
Total Drawn | –Stage 2 | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	17,500	20,000
Total Drawn | –Stage 2 | Consumer Finance | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	400	300
Total Drawn | –Stage 2 | Corporate & Commercial Banking | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,400	2,100
Total Drawn | –Stage 2 | Corporate Centre | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	0	0
Total Drawn | –Stage 3 | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,200	2,600
Total Drawn | –Stage 3 | Consumer Finance | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	0	0
Total Drawn | –Stage 3 | Corporate & Commercial Banking | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	600	700
Total Drawn | –Stage 3 | Corporate Centre | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0